Note 16 - Finance Income and Finance Cost	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
16	Finance income and finance cost

	2021	2020	2019

Finance income received - Bank	14	62	146

Finance cost - Term loan (note 30)	56	386	165
Finance cost - Capitalised to property, plant and equipment (note 18)	(17)	(53)	(165)
Unwinding of rehabilitation provision (note 29)	–	2	20
Finance cost - Leases (note 15)	24	15	17
Finance cost - Overdraft	86	17	307
ZESA interest *	226	–	–
	375	367	344
*

During the period from January 2021 to March 2021 it was unclear in what currency the monthly payments to the Zimbabwe Electricity Supply Authority (“ZESA”) had to be made. In April 2021 Blanket was advised that the payments had to be paid on a 60/40 basis USD/RTGS$. Interest was charged on the outstanding amounts to ZESA during the period January 2021 to March 2021 when payments were withheld.